Off-balance sheet commitments given	12 Months Ended
Dec. 31, 2023
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments given	Off-balance sheet commitments givenNote 25.1. Commitments under collaboration, research, service provision and licensing agreements granted by the Group
Collaboration, research and development, and licensing agreements, and licensing options related to the “Modulation of RNA biogenesis” platform.
•Exclusive licensing agreement with the CNRS, the University of Montpellier and the Institut Curie
On December 4, 2008, the French National Centre for Scientific Research (CNRS), the University of Montpellier and
the Institut Curie granted the Group four exclusive licenses. These licenses cover the use of their technology and products by the Group in the field of human and veterinary health relating to the use of synthetic products modifying
mRNA splicing, for research, diagnosis, prevention and treatment of any possible indication. The licensing agreement includes low single-digit royalties based on future net sales to be paid by the Group.
•Framework agreement for research collaboration to create a cooperative laboratory (ended December 31, 2021)
On December 11, 2008, the Group, the CNRS (French National Centre for Scientific Research) and the University of
Montpellier entered into a research collaboration agreement for a duration of two years in order to conduct a common research program in the fields of screening and development of anti-HIV and antiviral compounds, anti-cancer and anti-
metastasis compounds and compounds targeting certain genetic diseases. The term and content of research programs have been changed by successive amendments in force until December 31, 2021. Each party retains ownership of its previously acquired intellectual property rights. The parties are co-owners of the research results. Since this agreement ended on December 31, 2021, a hosting agreement was signed with CNRS in 2022, it was successively renewed up until
December 31, 2023 and December 31, 2024 so that the Group can continue its research program at the CNRS center for the years 2023 and 2024.
•Collaboration agreement with the CNRS, the University of Montpellier, the Group and Evotec
In support of the development of the cooperative laboratory, the CNRS, the University of Montpellier, the Group and
Evotec International GmbH have entered into a collaboration agreement on the development of the “Modulation of RNA biogenesis” platform, effective October 19, 2018. The molecules generated in the framework of this collaboration are the property of the Group, the University of Montpellier and the CNRS under the same terms and conditions as the research collaboration agreement on the creation of the cooperative laboratory. The agreement ended on December 31, 2021.
•Research collaboration contract with the CNRS, the University of Montpellier and the Institut Curie
Concomitantly with the research collaboration framework contract relating to the creation of a cooperative laboratory the parties have signed a financial agreement defining the financial terms for the exploitation of patents. This contract was signed on 15 April 2009 for a duration of one year and was subsequently renewed up until March 31, 2022. In December
2022, Abivax and the Institut Curie concluded a new contract for a duration of one year, renewable by amendment, granting Abivax access to some of the Institute’s equipment and consumables. In December 2023, the contract was renewed for another year, under similar conditions.
•Research and development contract with license option with the CNRS, the University of Montpellier and Theradiag
The CNRS, the University of Montpellier, the Group and Theradiag have set up a collaborative project called CARENA, which has been in operation since February 8, 2013. Its purpose is to conduct joint research and development programs in the fields of obesity, HIV and HTLV-1, in connection with the funding obtained through the Bpifrance CARENA project. On February 18, 2015, Bpifrance accepted the reorganization of the “CARENA” project proposed by the Group, following the abandonment of the obesity project. At this time, Theradiag is no longer involved in the collaborative project.
Under the terms of the collaborative project, the Group will have the exclusive and global exploitation rights to the proprietary results of the CNRS and to those of the University of Montpellier as well as a share of the common results of which the CNRS and the University of Montpellier are co-owners. Furthermore, Theradiag granted the Group an exclusive and global license option for exploitation of its own results as well as a share of the common results of which it will be a co-owner. This option may be exercised by the Group throughout the duration of the contract and within a period of two years after its expiration or cancellation.
Exclusive licensing contract with “The Scripps Research Institute, University of Chicago and Brigham Young University” with the
“Immune Stimulation” platform (ABX196 product)
On 11 November 2006, The Scripps Research Institute (La Jolla, California, USA), in agreement with the University of Chicago
(Chicago, Illinois, USA) and Brigham Young University (Provo, Utah, USA), granted the Group an exclusive license in the field of human and veterinary health on its technology and products relating to the use of iNKT agonists for research, diagnosis, prevention and treatment of all possible indications. In consideration for the licensing rights granted to it under the agreement, the Group must:
•pay The Scripps Research Institute milestones at different stages of clinical and regulatory development of the first product (the milestones amount to $50 thousand at IND filing, paid in September 2019 and capitalized, $300 thousand at
Phase 3 and $500 thousand at IND approval) and low single-digit royalties for vaccines, diagnostic tests and therapeutic products, according to the amount of net sales, and
•give The Scripps Research Institute, University of Chicago and Brigham Young University an equitable interest in the
Group (as of the date of these financial statements, these three academic institutions hold 0.41% of the Group’s undiluted capital).
The contract shall be terminated at the expiry of the last licensed patent in force in the last country and/or ten years after the last marketing of the product, service or process derived from the know-how or the licensed equipment.
Note 25.2. Commitments under BPI conditional advances
Bpifrance CARENA contract
As part of the development of therapeutic and diagnostic solutions targeting alternative splicing and RNA interference in the fields of virology (HIV-AIDS, HTLV-1) and metabolism (obesity), SPLICOS (absorbed by the Group on 31 October 2014) has entered into a
Master Support Agreement with Bpifrance as well as a conditional advance contract in the name of the “CARENA” Strategic
Industrial Innovation Project dated December 16, 2013. The Group, acting as project leader for the CARENA project, is associated as part of a consortium contract with Theradiag, a Group specializing in in vitro diagnostics and the development of theranostic tests for monitoring biotherapies, as well as at the CNRS and the University of Montpellier.
The CARENA project aims to develop the anti-HIV-AIDS therapeutic program with the compound ABX464 up to the Phase 2b study, as well as a companion test set up by Theradiag simultaneously with the clinical development. Beyond the anti-HIV-AIDS program, the CARENA project should extend its pharmacological investigations to another retrovirus that could be combated by the same approach: HTLV-1.
The Group is committed to reimbursing the received conditional advances up to €3,840 thousand. The Group will also have to pay an annuity of 50% of the proceeds from the sale of the intellectual property rights resulting from the project, as well as the sale of the prototypes, preproduction and models produced under the project; The sum due to BPI under this provision will be deducted from the repayment of the conditional advances. In addition, if the advance is repaid under the conditions outlined above, the Group will pay to
Bpifrance, over a period of five consecutive years after the date on which the repayment schedule ends and provided that the Group has reached cumulative pre-tax revenue greater than or equal to €50 million, an amount equal to 1.20% of the annual revenue generated from the sale of the products developed as part of the project. This supplementary payment amount is capped at
€6,800 thousand. The total period, including fixed payments and incentive payments, is limited to 15 years.
Bpifrance RNP-VIR contract
In pursuit of the CARENA project, focused on the clinical development of a drug molecule and demonstrating the validity of an innovative therapeutic approach targeting viral RNPs, the Group has entered into a Master Support Agreement with Bpifrance as well as a beneficiary agreement with conditional advance for the “RNP-VIR” structuring research and development project for competitiveness dated December 16, 2016.
The RNP-VIR project will further the discovery of new molecules aimed at the treatment of multiple infectious diseases by the development of the antiviral technology platform. The Group, acting as project leader of the RNP-VIR project, is associated in a consortium contract with the CNRS and the University of Montpellier.
The Group is committed to reimburse the received conditional advances up to €6,576 thousand. If applicable, the Group will also have to pay an annuity of 50% of the proceeds from the sale of the intellectual property rights resulting from the project, as well as the sale of the prototypes, preproduction and models produced under the project. The sum due to Bpifrance under this provision will be deducted from the last payment (and if needed from the previous payments).

If the advance is repaid under the conditions outlined above, the Group will pay to Bpifrance, over a period of five consecutive years following the date on which the repayment schedule ends and provided that the Group has reached cumulative pre-tax revenue greater than or equal to €25 million, an amount equal to 3% of the annual revenue generated from the sale of products developed as part of the project. The supplementary payments amount is capped at €5,500 thousand. The total period, including fixed payments and incentive payments, is limited to 15 years.
Bpifrance Ebola
The Bpifrance and Occitanie Region joint support agreement granted on June 2, 2017 consists of conditional advances to the Group for a total amount of up to €390 thousand, based on the success of the program (respectively €130 thousand from the Languedoc
Roussillon Midi Pyrénées Region and €260 thousand from Bpifrance). In September 2019, the Group decided to terminate this program, due to the existence of a vaccine in the process of being licensed for this indication as well as changes in the macroeconomic climate for public funding.
The reimbursement of the conditional advance is spread until June 2024.
Note 25.3. Pledge assets to Kreos, Claret and Heights
As part of the KREOS 1 & 2 bonds, Kreos benefits from first-rate collateral on the Group’s principal tangible and intangible assets, including its commercial fund, intellectual property rights in its principal drug candidates, as well as a pledge of the Group’s bank accounts and claims.
On August 21, 2023, the outstanding Kreos 1 & 2 bond loans were repaid in full, using the proceeds from the new Kreos / Claret
Financing (see Note 3.3).
The Kreos / Claret Financing provides for certain restrictive covenants (subject to customary exceptions) which include, among other things, restrictions on the incurrence of indebtedness, cross-default, the distribution of dividends and the grant of security interests. As security for the Kreos / Claret Financing, the lenders benefit from the grant of first-ranking collateral on The Group’s principal tangible and intangible assets, including pledges over The Group’s business (fonds de commerce) as a going concern and intellectual property rights in The Group's lead drug candidate, as well as pledges over The Group’s bank accounts and receivables. Such securities apply to all tranches of the Kreos / Claret Financing.
The Heights Financing is a senior, unsecured financing. The terms and conditions of the Heights convertible notes include a standard negative pledge providing that any security granted in favor of other borrowed debt or debt instruments should also be granted in favor of the Heights convertible notes on an equal basis (with the exception of the securities issued pursuant to the Kreos / Claret Financing, as detailed above).
Note 25.4. Other commitments related to research and partnership arrangements
In the ordinary course of business, the Group regularly uses the services of subcontractors and enters into research and partnership arrangements with various contract research organizations, or CROs, and with public- sector partners or subcontractors, who conduct clinical trials and studies in relation to the drug candidates.
At December 31, 2022, the Group’s commitments amounted to €194,731 thousand. The cost of services performed by CROs is recognized as an operating expense as incurred.
At December 31, 2023, the Group’s commitments amounted to €201,777 thousand. The cost of services performed by CROs is recognized as an operating expense as incurred.
Note 25.5. Leases
The lease for the Group’s corporate headquarters in Paris, France at 5 Rue de la Baume, 75008 Paris ended in August 2022. A new lease for premises at 7-11 Boulevard Haussmann, 75009 Paris started in July 2022 and will end on June 30, 2024.
In November 2023, the Subsidiary entered a lease contract for its new Boston offices. It has a two-year duration, with an option to renew the contract for an additional period of two years. Per Management, the renewal option is not reasonably certain due to the forecasted development of the Subsidiary, which may lead it to relocate at the end of the initial term.